BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 5,384,270	$ 51,874
Contract liabilities	$ 4,667,905		$ 3,216,562
Anti-dilutive shares | shares	1,970,029,676
United Kingdom, Pounds
Foreign currency translation rates	1.31524
United Kingdom, Pounds | Optilian Acquisition [Member]
Foreign currency translation rates			1.353583
Canada, Dollars
Foreign currency translation rates	1.2484		1.2794